Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accumulated Deficit	$ (567,356)	$ (289,066)
Stock options outstanding. excluded from diluted loss per share	6,000,000
Research and development costs	$ 2,885
Growing Crops
Estimated useful lives	P5Y